SIX CIRCLES TRUST

383 Madison Avenue

New York, NY 10179

April 30, 2024

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Six Circles Trust (the “Trust”) (Six Circles Managed Equity Portfolio U.S. Unconstrained Fund; and Six Circles Managed Equity Portfolio International Unconstrained Fund)

File Nos. 333-225588 and 811-23325

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 50 to the Trust’s registration statement, filed electronically on April 29, 2024.

If you have any questions, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary